From:	Vinitsky, Anthony
Sent:	Tuesday, February 17, 2004 2:28 PM
To:	Bisciglia, Lori


Tony Vinitsky
Tiger Management LLC
101 Park Ave 48th Floor
New York, NY 10178
Tel  (212) 984-2562
Fax (212) 984-8807